SCHEDULE OF BALANCE WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Salary and related	$ (229)	$ (166)
Directors [member]
IfrsStatementLineItems [Line Items]
Consultant services	(94)	(83)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Investment in subsidiary	114	105
Other receivables	15	15
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Total	$ (194)	$ (129)